Prepayments and Other Current Assets - Additional Information (Detail) (3GUU Group) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Gain (loss) from change in fair value of indemnification assets	$ (63)	(392)	451	451